Equity - Summary of Assumptions Based on Observable Market Conditions Existed at Issue Date (Parenthetical) (Details)	Mar. 18, 2021 shares
Warrants
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants at issue date	15,027,327
Bottom of range
Disclosure Of Classes Of Share Capital [Line Items]
Term of bond issued	5 years
Top of range
Disclosure Of Classes Of Share Capital [Line Items]
Term of bond issued	10 years